Schedule of Investments (unaudited)	iShares® Investment Grade Corporate Bond BuyWrite Strategy ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.8%
iShares iBoxx $ Investment Grade Corporate
Bond ETF(a)(b)	1,617,516	$177,215,053

Total Investment Companies
(Cost: $171,497,785)		177,215,053

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(a)(c)	2,040,000	2,040,000

Total Short-Term Securities — 1.1%
(Cost: $2,040,000)		2,040,000

Total Investments Before Options Written — 100.9%
(Cost: $ 173,537,785)		179,255,053

Options Written — (0.9)%
(Premiums Received: $ (1,268,530))		(1,625,249)

Total Investments, Net of Options Written — 100.0%
(Cost: $172,269,255)		177,629,804

Liabilities in Excess of Other Assets — 0.0%		(19,567)

Net Assets — 100.0%		$177,610,237
(a)	Affiliate of the Fund.

(b)	All or a portion of this security was pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$2,130,000	$—	$(90,000	)(a)	$—	$—	$2,040,000	2,040,000	$65,056	$—
iShares iBoxx $ Investment Grade Corporate Bond ETF	172,966,166	38,015,560	(51,868,539)		878,912	17,222,954	177,215,053	1,617,516	5,703,919	—
					$878,912	$17,222,954	$179,255,053		$5,768,975	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares iBoxx $ Investment Grade Corporate Bond ETF	16,175	08/16/24	USD	109.00	USD	177,213	$(1,625,249)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Corporate Bond BuyWrite Strategy ETF
July 31, 2024

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$177,215,053	$—	$—	$177,215,053
Short-Term Securities
Money Market Funds	2,040,000	—	—	2,040,000
	$179,255,053	$—	$—	$179,255,053
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(1,625,249)	$—	$(1,625,249)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

USD	United States Dollar

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